UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2008 (Unaudited)

DWS Global Bond Fund

	Principal Amount ($)	Value ($)

Foreign Denominated Debt Obligations 79.4%
Argentine Peso 0.1%
Republic of Argentina, 2.0%, 1/3/2010 (Cost $69,540)	109,785	75,311
Australian Dollar 1.6%
Government of Australia, Series 217, 6.0%, 2/15/2017 (Cost $2,196,340)	2,430,000	2,254,293
British Pound 11.0%
European Investment Bank, 4.875%, 9/7/2016	750,000	1,446,885
United Kingdom:
4.0%, 9/7/2016	905,000	1,705,875
4.25%, 3/7/2011	4,440,000	8,684,835

4.25%, 6/7/2032	860,000	1,595,550
4.25%, 3/7/2036	567,500	1,068,907
8.0%, 6/7/2021	435,000	1,109,877

(Cost $15,618,906)		15,611,929
Canadian Dollar 0.2%
Government of Canada, Series WL43, 5.75%, 6/1/2029 (Cost $251,397)	240,000	285,755
Euro 38.3%
Aviva PLC, 5.7%, 9/29/2049	450,000	594,411
BA Credit Card Trust, Series 03A5, 4.15%, 4/19/2010	900,000	1,367,762
Bundesrepublic Deutschland:
Series 152, 3.5%, 4/12/2013	60,000	90,577
Series 04, 4.25%, 7/4/2014	10,570,000	16,474,432
Series 03, 4.75%, 7/4/2034	2,860,000	4,488,698
Series 94, 6.25%, 1/4/2024	1,160,000	2,122,277
Buoni Poliennali Del Tesoro:
4.0%, 4/15/2012	160,000	244,350
4.0%, 2/1/2017	1,100,000	1,620,075
5.25%, 8/1/2017	1,060,000	1,707,939
5.75%, 2/1/2033	1,630,000	2,755,038
6.0%, 5/1/2031	450,000	781,651
6.5%, 11/1/2027	460,000	838,163
Government of France, 4.25%, 10/25/2023	3,160,000	4,674,539
Government of Netherlands, 4.5%, 7/15/2017	2,080,000	3,241,245
Kingdom of Belgium, Series 50, 4.0%, 3/28/2013	3,190,000	4,870,981
PACCAR Financial Europe BV, 5.125%, 5/19/2011	250,000	385,404
Portugal Obrigacoes do Tesouro, 4.35%, 10/16/2017	440,000	667,268
Republic of Austria, 144A, 4.0%, 9/15/2016	1,740,000	2,616,703
Republic of Greece:
4.3%, 7/20/2017	715,000	1,066,165
4.5%, 9/20/2037	485,000	674,074
Royal Bank of Scotland Group PLC, 5.25%, 5/15/2013	700,000	1,062,676
Santander International Debt SA, 5.625%, 2/14/2012	450,000	700,915
St. George Bank Ltd., 6.5%, 6/24/2013	450,000	701,846
Standard Chartered PLC, 4.875%, 3/11/2011	400,000	607,627

(Cost $52,069,522)		54,354,816

Japanese Yen 24.5%
Government of Japan:
Series 235, 1.4%, 12/20/2011	1,081,000,000	10,161,991
Series 256, 1.4%, 12/20/2013	442,000,000	4,151,535
Series 15, 1.4%, 3/10/2018	169,676,000	1,597,755
Series 289, 1.5%, 12/20/2017	665,000,000	6,167,842
Series 64, 1.9%, 9/20/2023	55,000,000	506,030
Series 73, 2.0%, 12/20/2024	83,000,000	762,914
Series 13, 2.0%, 12/20/2033	265,000,000	2,266,232
Series 74, 2.1%, 12/20/2024	437,000,000	4,072,839
Kreditanstalt Fur Wiederaufbau, 0.75%, 3/22/2011	546,000,000	5,034,754

(Cost $33,628,897)		34,721,892
Mexican Peso 0.3%
Mexican Bonds, Series M-10, 7.25%, 12/15/2016 (Cost $418,483)	4,750,000	426,247
Norwegian Krone 0.1%
Government of Norway, 5.5%, 5/15/2009 (Cost $146,788)	850,000	165,309

Swedish Krona 3.3%
Government of Sweden:
Series 1043, 5.0%, 1/28/2009	22,100,000	3,658,084
Series 1046, 5.5%, 10/8/2012	6,000,000	1,031,995

(Cost $4,220,541)		4,690,079

Total Foreign Denominated Debt Obligations (Cost $108,620,414)		112,585,631
US Dollar Denominated Debt Obligations 15.0%
United States Dollar
Agence Francaise de Development, 4.125%, 6/24/2011	1,200,000	1,216,140
Dominican Republic, Series REG S, 9.04%, 1/23/2018 (PIK)	262,315	261,659
Gaz Capital, Series REG S, 6.51%, 3/7/2022	530,000	464,439
Government National Mortgage Association, 7.0%, with various maturities from 1/15/2029 until 2/15/2029	125,810	133,395
Government of Ukraine, Series REG S, 6.75%, 11/14/2017	590,000	523,920
Kreditanstalt fuer Wiederaufbau, 3.75%, 6/27/2011	1,400,000	1,410,286
Majapahit Holding BV, Series REG S, 7.75%, 10/17/2016	350,000	321,742
Mexican Bonds, Series A, 6.05%, 1/11/2040	140,000	134,400
Pemex Project Funding Master Trust, REG S, 6.625%, 6/15/2038	140,000	134,750
Petroleos de Venezuela SA, 5.25%, 4/12/2017	420,000	279,930
Republic of Argentina:
3.092% *, 8/3/2012 (PIK)	306,250	261,155
Series X, 7.0%, 4/17/2017	370,000	248,712
Republic of Colombia, 7.375%, 9/18/2037	390,000	426,075
Republic of Ecuador:
Series REG S, 9.375%, 12/15/2015	260,000	258,700
Series REG S, 10.0%, 8/15/2030	260,000	239,200
Republic of El Salvador:
Series REG S, 7.65%, 6/15/2035	260,000	265,200
Series REG S, 8.25%, 4/10/2032	20,000	20,900
Republic of Indonesia:
Series REG S, 6.625%, 2/17/2037	1,380,000	1,205,775
Series REG S, 8.5%, 10/12/2035	130,000	138,363
Republic of Pakistan, Series REG S, 6.875%, 6/1/2017	160,000	114,400
Republic of Panama, 6.7%, 1/26/2036	120,000	122,100
Republic of Peru:
6.55%, 3/14/2037	630,000	652,680
7.35%, 7/21/2025	770,000	872,025

Republic of Philippines:
8.0%, 1/15/2016	590,000	651,950
8.25%, 1/15/2014	290,000	318,275
Republic of Venezuela:
5.75%, 2/26/2016	290,000	219,675
8.5%, 10/8/2014	255,000	234,600
Series REG S, 9.0%, 5/7/2023	170,000	144,500
10.75%, 9/19/2013	356,000	364,900
RSHB Capital SA (Russian Agricultural Bank), Series REG S, 7.75%, 5/29/2018	100,000	97,001
US Treasury Notes:
3.5%, 2/15/2010	325,000	330,687
4.0%, 2/15/2014 (a)	4,200,000	4,342,078
4.25%, 11/15/2014	1,130,000	1,183,587
4.625%, 12/31/2011	740,000	780,006
5.0%, 8/15/2011	2,710,000	2,880,857

Total US Dollar Denominated Debt Obligations (Cost $21,658,363)		21,254,062

	Shares	Value ($)

Securities Lending Collateral 3.2%
Daily Assets Fund Institutional, 2.69% (b) (c) (Cost $4,536,000)	4,536,000	4,536,000
Cash Equivalents 2.7%
Cash Management QP Trust, 2.42% (c) (Cost $3,743,259)	3,743,259	3,743,259
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $138,558,036) †	100.3	142,118,952
Other Assets and Liabilities, Net	(0.3)	(367,441)

Net Assets	100.0	141,751,511

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2008.

†

The cost for federal income tax purposes was $139,082,120. At July 31, 2008, net unrealized appreciation for all securities based on tax cost was $3,036,832. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,676,673 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,639,841.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2008 amounted to $4,342,078 which is 3.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

As of July 31, 2008, the Fund had entered into the following open forward foreign currency exchange contracts:
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	2,744,625	RUB	65,484,000	8/8/2008	48,801
USD	1,466,716	CNY	9,981,000	9/23/2008	539
AUD	2,125,000	USD	1,993,728	10/16/2008	13,081
EUR	18,505,000	USD	28,868,910	10/16/2008	123,062
EUR	1,340,000	USD	2,102,250	10/16/2008	20,680
JPY	1,116,932,000	USD	10,443,399	10/16/2008	43,686
USD	1,417,233	NOK	7,339,000	10/16/2008	4,474
USD	630,430	PLN	1,328,000	10/16/2008	8,313
SEK	17,935,000	USD	2,963,532	10/16/2008	14,345
Total net unrealized appreciation					276,981
				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
USD	432,859	CHF	447,000	10/16/2008	(5,827)
GBP	2,855,000	USD	5,586,093	10/16/2008	(40,173)
GBP	4,443,000	USD	8,714,096	10/16/2008	(41,596)

USD	382,645	JPY	41,070,000	10/16/2008	(244)
Total net unrealized depreciation	(87,840)

Currency Abbreviations
AUD	Australian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Polish Zloty
CNY	Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Bond Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 16, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 16, 2008